Intangible Assets (Details) - Schedule of indefinite life intangible assets - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Orbital slots [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		$ 608,021	$ 609,995
Additions	[1]
Disposals/retirements
Impact of foreign exchange		(808)	(1,974)
Balance at ending		607,213	608,021
Orbital slots [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		(1,100)
Impairment
Balance at ending		(1,100)	(1,100)
Orbital slots [Member] | Net carrying values [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		606,921
Balance at ending		606,113	606,921
Trade name [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		17,000	17,000
Additions	[1]
Disposals/retirements
Balance at ending		17,000	17,000
Trade name [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Impairment
Trade name [Member] | Net carrying values [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		17,000
Balance at ending		17,000	17,000
Intellectual property [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		65,822	47,049
Additions		5	20,137	[1]
Disposals/retirements		(229)
Impact of foreign exchange		(757)	(1,364)
Balance at ending		64,841	65,822
Intellectual property [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Impairment
Intellectual property [Member] | Net carrying values [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		65,822
Balance at ending		64,841	65,822
Intangible assets with indefinite useful life [member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		690,843	674,044
Additions		5	20,137	[1]
Disposals/retirements		(229)
Impact of foreign exchange		(1,565)	(3,338)
Balance at ending		689,054	690,843
Intangible assets with indefinite useful life [member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		(1,100)
Impairment
Balance at ending		(1,100)	(1,100)
Intangible assets with indefinite useful life [member] | Net carrying values [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Balance at beginning		689,743
Balance at ending		$ 687,954	$ 689,743

[1]	Additions for intellectual property for 2019 are net of a reduction related to the government grant of $3.3 million.